Schedule of Maturity of Operating Lease Liabilities (Details)	Jun. 30, 2024 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Year ending June 30, 2025	$ 301,127
Year ending June 30, 2026	310,160
Total future minimum lease payments	611,287
Less imputed interest	(30,934)
PV of Payments	$ 580,353